Flight Operation Expenses - Summary of Flight Operation Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Jet fuel costs	¥ 42,922	¥ 31,895	¥ 23,799
Flight personnel payroll and welfare	11,467	10,574	9,215
Aircraft operating lease charges	8,726	8,022	7,330
Air catering expenses	3,734	3,379	2,965
Civil Aviation Development Fund	2,940	2,720	2,565
Training expenses	894	1,184	1,120
Others	5,533	5,204	4,467
Flight operation expenses	¥ 76,216	¥ 62,978	¥ 51,461